Share-based compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Share-based compensation [Text Block]

18. Share-based compensation

Share options

The Company offers a share option plan (the "Option Plan") to its officers, employees and consultants. Options may be granted at an exercise price determined by the Board of Directors but shall not be less than the closing market price of the common shares of the Company on the TSX on the day prior to their grant. No participant shall be granted an option which exceeds 5% of the issued and outstanding shares of the issuer at the time of granting of the option. The number of common shares issued to insiders of the issuer within one year and issuable to the insiders at any time under the Option Plan or combined with all other share compensation arrangements, cannot exceed 8% of the issued and outstanding common shares. The duration and the vesting period are determined by the Board of Directors. However, the expiry date may not exceed 7 years after the date of granting.

The following table summarizes information about the movement of the share options outstanding:

	2024		2023
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		C$		C$
Balance - January 1	3,122,006	14.50	3,511,922	13.55
Granted (i)	287,300	18.72	728,700	18.08
Exercised	(956,758)	13.44	(938,615)	13.47
Forfeited / Cancelled	-	-	(171,335)	15.95
Expired	(6)	13.93	(8,666)	13.50
Balance - December 31	2,452,542	15.41	3,122,006	14.50
Options exercisable - December 31	1,703,943	14.51	1,920,804	13.66

(i) Options were granted to officers and employees.

The weighted average share price when share options were exercised during the year ended December 31, 2024 was C$23.59 (C$19.56 for the year ended December 31, 2023).

The following table summarizes the share options outstanding as at December 31, 2024:

	Options outstanding			Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise	Number of	average	contractual	Number of	average
price range	options	exercise price	life (years)	options	exercise price
C$		C$			C$

12.70 - 14.50	1,471,276	13.53	1.4	1,305,509	13.44
15.97 - 22.20	981,266	18.22	3.7	398,434	18.00
	2,452,542	15.41	2.3	1,703,943	14.51

The options, when granted, are accounted for at their fair value determined by the Black-Scholes option pricing model based on the vesting period and on the following weighted average assumptions:

	2024	2023

Dividend per share	1.3%	1.5%
Expected volatility	37%	41%
Risk-free interest rate	3.8%	3.8%
Expected life	45 months	47 months
Weighted average share price	C$18.72	C$18.08
Weighted average fair value of options granted	C$5.65	C$5.88

The expected volatility was estimated using Osisko's historical data from the date of grant and for a period corresponding to the expected life of the options. Share options are exercisable at the closing market price of the common shares of the Company on the day prior to their grant.

The fair value of the share options is recognized as compensation expense over the vesting period. In 2024, the total share-based compensation related to share options amounted to $1.6 million ($3.1 million in 2023).

Deferred and restricted share units

The Company offers a DSU plan to its non-executive directors and a RSU plan to its officers, employees and consultants as part of their long-term compensation package. Under the plans, payments may be settled in the form of common shares, cash or a combination of common shares and cash, at the sole discretion of the Company. The plans are currently classified as equity-settled plans.

The following table summarizes information about the DSU and RSU movements:

	2024		2023
	DSU (i)	RSU (ii)	DSU (i)	RSU (ii)

Balance - January 1	414,278	717,105	429,575	852,803
Granted	70,440	308,000	56,895	235,540
Reinvested dividends	4,578	8,247	5,545	10,836
Settled	(42,095)	(272,160)	(69,678)	(298,313)
Forfeited	(11,696)	(18,990)	(8,059)	(83,761)
Balance - December 31	435,505	742,202	414,278	717,105
Balance - Vested	381,246	-	365,098	-

(i) Unless otherwise decided by the Board of Directors of the Company, the DSU vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, to each non-executive director when he or she leaves the board or is not re-elected. The accounting value of the payout is determined by multiplying the number of DSU expected to vest at the settlement date by the closing price of the Company's shares on the day prior to the grant date, and is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities. The DSU granted in 2024 have a weighted average value of C$21.84 per DSU (C$21.16 per DSU in 2023).

(ii) One half of the RSU is time-based (the "time-based RSU") and the other half is time-based and depends on the achievement of certain performance measures (the "performance-based RSU"). The time-based RSU granted prior to 2024 vest and are payable three years after the grant date. The time-based RSU granted in 2024 vest and are payable in three equal tranches at each anniversary of the grant date. The performance-based RSU vest and are payable three years after the grant date. The RSU are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company. The accounting value of the payout is determined by multiplying the number of RSU expected to vest at the settlement date by the closing price of the Company's shares on the day prior to the grant date, and is recognized over the vesting period and adjusted for the performance-based components, when applicable. On the settlement date, one common share is issued for each vested RSU, after deducting any income taxes payable on the benefit earned by the employee that must be remitted by Osisko to the tax authorities. The RSU granted in 2024 have a weighted average value of C$18.79 per RSU (C$17.87 per RSU in 2023).

The total share-based compensation expense related to the DSU and RSU plans in 2024 amounted to $4.7 million ($4.6 million in 2023).

Based on the closing price of the common shares at December 31, 2024 ($18.10 or C$26.03), and considering a marginal income tax rate of 53.3%, the estimated amount that Osisko is expected to transfer to the tax authorities to settle the employees' tax obligations related to the vested DSU and RSU to be settled in equity amounts to $3.7 million ($2.8 million as at December 31, 2023) and to $11.4 million based on all DSU and RSU outstanding ($8.6 million as at December 31, 2023).